Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ (365)	$ 49,249
Cash flows from investing activities:
Capital expenditures	(25,286)	(29,867)
Proceeds from sale of property, plant and equipment	47	1,968
Net cash (used in) provided by investing activities	(25,239)	(27,899)
Cash flows from financing activities:
Issuances of debt		500
Debt repayments	(2,285)	(4,115)
Equity contribution		38
Intercompany dividend (paid) received
Change in intercompany indebtedness
Net cash used in financing activities	(2,285)	(3,577)
Effect of exchange rate changes on cash	(14)	155
Net (decrease) increase in cash and cash equivalents	(27,903)	17,928
Cash and cash equivalents at the beginning of period	78,917	67,697
Cash and cash equivalents at the end of period	51,014	85,625
Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities
Cash flows from investing activities:
Capital expenditures
Proceeds from sale of property, plant and equipment
Net cash (used in) provided by investing activities
Cash flows from financing activities:
Issuances of debt
Debt repayments
Equity contribution
Intercompany dividend (paid) received
Change in intercompany indebtedness
Net cash used in financing activities
Effect of exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents
Cash and cash equivalents at the beginning of period
Cash and cash equivalents at the end of period
Parent Guarantor UCI Holdings Limited [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		(34)
Cash flows from investing activities:
Capital expenditures
Proceeds from sale of property, plant and equipment
Net cash (used in) provided by investing activities
Cash flows from financing activities:
Issuances of debt
Debt repayments
Equity contribution		38
Intercompany dividend (paid) received
Change in intercompany indebtedness
Net cash used in financing activities		38
Effect of exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents		4
Cash and cash equivalents at the beginning of period	1
Cash and cash equivalents at the end of period	1	4
Issuer UCI International [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(56,289)	(38,950)
Cash flows from investing activities:
Capital expenditures
Proceeds from sale of property, plant and equipment
Net cash (used in) provided by investing activities
Cash flows from financing activities:
Issuances of debt
Debt repayments	(2,250)	(2,250)
Equity contribution
Intercompany dividend (paid) received
Change in intercompany indebtedness		86,200
Net cash used in financing activities	(2,250)	83,950
Effect of exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents	(58,539)	45,000
Cash and cash equivalents at the beginning of period	61,565	16
Cash and cash equivalents at the end of period	3,026	45,016
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	48,834	79,624
Cash flows from investing activities:
Capital expenditures	(21,580)	(24,100)
Proceeds from sale of property, plant and equipment	9	576
Net cash (used in) provided by investing activities	(21,571)	(23,524)
Cash flows from financing activities:
Issuances of debt		500
Debt repayments	(35)	(277)
Equity contribution
Intercompany dividend (paid) received	3,383
Change in intercompany indebtedness	102	(86,164)
Net cash used in financing activities	3,450	(85,941)
Effect of exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents	30,713	(29,841)
Cash and cash equivalents at the beginning of period	4,921	55,575
Cash and cash equivalents at the end of period	35,634	25,734
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	7,090	8,609
Cash flows from investing activities:
Capital expenditures	(3,706)	(5,767)
Proceeds from sale of property, plant and equipment	38	1,392
Net cash (used in) provided by investing activities	(3,668)	(4,375)
Cash flows from financing activities:
Issuances of debt
Debt repayments		(1,588)
Equity contribution
Intercompany dividend (paid) received	(3,383)
Change in intercompany indebtedness	(102)	(36)
Net cash used in financing activities	(3,485)	(1,624)
Effect of exchange rate changes on cash	(14)	155
Net (decrease) increase in cash and cash equivalents	(77)	2,765
Cash and cash equivalents at the beginning of period	12,430	12,106
Cash and cash equivalents at the end of period	$ 12,353	$ 14,871